Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Components of Lease Expense

The components of lease expense for the three months ended June 30, 2025 and 2024 , are as follows:

	For the Three Months Ended June 30,
Components of lease expense:	2025	2024
Operating lease cost	$7,332	$46,140
Sublease income	-	(52,542)
Total lease (income) cost	$7,332	$(6,402)

The components of lease expense for the six months ended June 30, 2025 and 2024, are as follows:

	For the Six Months Ended June 30,
Components of lease expense:	2025	2024
Operating lease cost	$14,664	$93,384
Sublease income	—	(105,084)
Total lease (income) cost	$14,664	$(11,700)

The components of lease expense for the years ended December 31, 2024 and 2023, are as follows:

	For the Year Ended December 31,
Components of lease expense:	2024	2023
Operating lease cost	$145,674	$199,611
Sublease income	(117,084)	(204,324)
Total lease (income) cost	$28,590	$(4,713)

Schedule of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases are as follows:

	For the Six Months Ended June 30,
Supplemental cash flow information:	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Non-cash lease expense (operating cash flow)	$11,464	$87,579
Change in lease liabilities (operating cash flow)	(11,041)	(152,335)

Supplemental cash flow information related to leases are as follows:

	For the Year Ended December 31,
Supplemental cash flow information:	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Non-cash lease expense (operating cash flow)	$137,717	$173,245
Change in lease liabilities (operating cash flow)	(237,607)	(284,963)
Right of use assets obtained in exchange for lease obligations:
Operating leases	$76,269	$—

Schedule of Supplemental Balance Sheet Information Related to Leases

Supplemental balance sheet information related to leases was as follows:

Operating leases:	June 30, 2025	December 31, 2024
Operating lease right-of-use assets	$61,101	$72,565
Operating lease liability, current	24,250	22,731
Operating lease liability, non-current	37,414	49,974
Total operating lease liabilities	$61,664	$72,705

Weighted-average remaining lease term:	June 30, 2025	December 31, 2024
Operating leases (in years)	2.33	2.83

Weighted-average discount rate:	June 30, 2025	December 31, 2024
Operating leases	9.40%	9.40%

Supplemental balance sheet information related to leases was as follows:

Operating leases:	December 31, 2024	December 31, 2023
Operating lease right-of-use assets	$72,565	$134,013
Operating lease liability, current	22,731	234,043
Operating lease liability, non-current	49,974	—
Total operating lease liabilities	$72,705	$234,043

Weighted-average remaining lease term:	December 31, 2024	December 31, 2023
Operating leases (in years)	2.83	0.76

Weighted-average discount rate:	December 31, 2024	December 31, 2023
Operating leases	9.40%	6.76%

Schedule of Future Minimum Lease Payments Under Non-Cancellable Lease

Future minimum lease payments under non-cancellable lease as of June 30, 2025, are as follows:

Maturities of lease liabilities:
Year Ending December 31,
Remainder of 2025	$14,375
2026	29,466
2027	25,167
2028	—
2029 and thereafter	—
Total undiscounted cash flows	69,008
Less discounting	(7,344)
Present value of lease liabilities	$61,664

Future minimum lease payments under non-cancellable lease as of December 31, 2024, are as follows:

Maturities of lease liabilities:
Year Ending December 31,
2025	$28,608
2026	29,466
2027	25,167
2028	—
2029 and thereafter	—
Total undiscounted cash flows	83,241
Less discounting	(10,536)
Present value of lease liabilities	$72,705